Other operating income	12 Months Ended
Dec. 31, 2020
Other operating income
Other operating income

17.Other operating income

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Grants	€1,226	€2,289	€1,842
Research and development incentives	8,875	4,818	2,151
Payroll tax rebates	8,008	5,694	3,756
	€18,109	€12,801	€7,749

17.1 Grants

The grant income is related to grants received from the Flanders Innovation and Entrepreneurship Agency. No conditions related to the above government grants were unfulfilled, nor were there any material contingencies related thereon at the date of the approval of these consolidated financial statements.

17.2 Research and development incentives

The Company has accounted for a tax receivable of €8.9 million in the year ended December 31, 2020, compared to €4.8 and €2.2 million in the year ended December 31, 2019 and December 31, 2018, respectively, following a research and development tax incentive scheme in Belgium according to which the incentive will be refunded after a five year period, if not offset against the current tax payable over the period.

17.3 Payroll tax rebates

The Company accounted for €8.0 million payroll tax rebates in the year ended December 31, 2020, compared to €5.7 and €3.8 million in the year ended December 31, 2019 and December 31, 2018, respectively, as a reduction in withholding income taxes for its highly qualified personnel employed in its research and development department.